Warrants	3 Months Ended
Mar. 31, 2022
Warrants
Warrants

15. Warrants

A continuity of the Company’s outstanding share purchase warrants for the three months ended March 31, 2022 and the year ended December 31, 2021 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2020	35,865,312	0.10
Issued	14,017,663	0.10
Exercised	(31,270,314)	0.09
Expired	(10,768,332)	0.13
Outstanding, December 31, 2021	7,844,329	$0.10
Issued	62,790,299	0.35
Exercised	(146,250)	0.08
Outstanding, March 31, 2022	70,488,378	$0.32

At March 31, 2022, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
1,000,000	0.16 USD	March 8, 2023
50,000	0.32 USD	June 6, 2023
2,429,999	0.08 USD	September 8, 2023
1,200,000	0.10 USD	September 8, 2023
2,358,080	0.08 USD	September 8, 2023
660,000	0.10 USD	September 30, 2023
21,705,438	0.35 USD	March 15, 2024
3,393,939	0.35 USD	March 16, 2024
2,954,545	0.35 USD	March 17, 2024
10,614,123	0.35 USD	March 18, 2024
21,469,254	0.35 USD	March 24, 2024
2,653,000	0.35 USD	March 28, 2024
70,488,378

As at March 31, 2022, the weighted average remaining contractual life of outstanding warrants is 1.91 years.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

15.	Warrants (continued)

As at December 31, 2021, the Company had 3,776,249 warrants issued in connection with private placements, or debt settlements. The exercise price of such warrants was denominated in CAD other than the functional currency prior to January 1, 2022. As such the warrants were classified as derivate liabilities with a fair value of $472,899. As a result of the change in functional currency of Trillion Energy International Inc. (“Trillion”) to CAD on January 1, 2022, such warrants were reclassified to equity.

Due the change in functional currency of Trillion, 4,068,080 warrants with a carrying value of $163,162 were reassessed to be derivative liabilities as the exercise prices are denominated in USD other than the new functional currency. Immediately before the reclassification, the fair value of the warrants were remeasured using the Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 159%, risk-free interest rate – 0.89% and an expected remaining life – 1.56 years. The Company recognized a loss in fair value change on the derivative liabilities of $288,618 on January 1, 2022. As at March 31, 2022, the fair value of the warrants were remeasured at $741,739 using Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 146%, risk-free interest rate – 2.06% and an expected remaining life – 1.32 years. The Company recognized a loss on fair value change of $280,155.

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, January 1 and December 31, 2020	$1,804,572
Issued during the period	621,500
Extinguished during the period	(479,535)
Change in fair value of derivative	(1,473,638)
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,737)
Change in fair value of derivative	568,773
Foreign exchange difference	9,804
Balance, March 31, 2022	$741,739

In connection with the private placements in March 31, 2022, the Company issued warrants and finder’s warrants for a total number of 62,790,299 (Note 13). As the fair value of the common shares on the closing dates of the private placements, no residual value was assigned to any of the warrants. The fair values for finder’s warrants granted during the current period, have been estimated using the Black-Scholes option pricing model using the following assumptions:

2022
Risk-free interest rate	1.21 – 1.30%
Expected life (years)	2
Expected volatility	154%
Dividend yield	0%
Share price	$0.24 - $.031 CAD

During the three months ended March 31, 2022, 146,250 warrants were exercised at $0.10 CAD for gross proceeds of $14,625 ($11,664 USD). As at March 31, 2022, the shares were not yet issued (Note 13).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)